CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2019		53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055	$ 4,635	$ 577,961	$ 1,052	$ (75,819)	$ 1,110,226
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	332,331					332,331
Currency translation adjustment	46,526				46,526
Unrealized capital loss - investments	(231)				(231)
Actuarial gain (loss) on defined benefit pension plan	(4,138)				(4,138)
Amortization of cash flow hedge	(910)				(910)
Loss on cash flow hedge	(905)				(905)
Total comprehensive income attributable to the Group	372,673
Exercise of share options (in shares)		193,417
Exercise of share options	13,189	$ 13	13,176
Issue of restricted share units / performance share units (in shares)		207,688
Issue of restricted share units / performance share units	14	$ 14
Share based compensation expense	25,981		25,981
Share issue costs	(14)		(14)
Repurchase of ordinary shares (in shares)		(1,235,218)
Repurchase of ordinary shares	(175,000)	$ (82)		82		(175,000)
Share repurchase costs	(140)					(140)
Noncontrolling interest adjustment to redemption amount	(4,522)					(4,522)	$ 4,522
Ending balance (in shares) at Dec. 31, 2020		52,788,093
Ending balance at Dec. 31, 2020	1,850,236	$ 4,580	617,104	1,134	(35,477)	1,262,895
Beginning balance at Dec. 31, 2019							39,510
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							633
Noncontrolling interest adjustment to redemption amount	(4,522)					(4,522)	4,522
Exercise of call option on noncontrolling interest shares							(44,665)
Ending balance at Dec. 31, 2020							$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	153,185					153,185
Currency translation adjustment	(60,617)				(60,617)
Unrealized capital loss - investments	0
Actuarial gain (loss) on defined benefit pension plan	4,266				4,266
Amortization of cash flow hedge	113				113
Loss on cash flow hedge	778				778
Total comprehensive income attributable to the Group	97,725
Exercise of share options (in shares)		1,065,529
Exercise of share options	118,589	$ 77	118,512
Issue of restricted share units / performance share units (in shares)		328,634
Issue of restricted share units / performance share units	23	$ 23
Share based compensation expense	133,553		133,553
Share issue costs	(853)		(853)
Issue of shares associated with a business combination (in shares)		27,372,427
Issue of shares associated with a business combination	5,658,155	$ 1,960	5,656,195
Replacement share-based awards issued to acquiree employees	$ 209,399		209,399
Ending balance (in shares) at Dec. 31, 2021	81,554,683	81,554,683
Ending balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	6,733,910	1,134	(90,937)	1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	505,304					505,304
Currency translation adjustment	(89,530)				(89,530)
Unrealized capital loss - investments	0
Actuarial gain (loss) on defined benefit pension plan	12,657				12,657
Amortization of cash flow hedge	0
Loss on cash flow hedge	(3,728)				(3,728)
Total comprehensive income attributable to the Group	424,703
Exercise of share options (in shares)		348,286
Exercise of share options	35,828	$ 21	35,807
Issue of restricted share units / performance share units (in shares)		241,116
Issue of restricted share units / performance share units	16	$ 16
Share based compensation expense	70,606		70,606
Share issue costs	(17)		(17)
Repurchase of ordinary shares (in shares)		(420,530)
Repurchase of ordinary shares	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	$ (17)					(17)
Ending balance (in shares) at Dec. 31, 2022	81,723,555	81,723,555
Ending balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,821,384